Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant and Equipment, Net	$ 925,249	$ 1,104,742
Assets held for sale (note 18)	43,543	32,974
Operating lease right-of-use assets (notes 1 and 9)	14,257	32,211
Other
Short-term Debt	25,000	10,000
Long-term Debt	(671,480)	(582,894)
Derivative Liability, Current	(180)	(1,260)
Carrying Amount Asset (Liability)
Other
Due from joint ventures	3,780	5,280
Swap [Member] | Accrued Liabilities
Other
Derivative Liability, Current	0	500
Level 2 | Carrying Amount Asset (Liability)
Other
Short-term Debt	25,000	10,000
Finance Lease, Liability	294,481	360,043
Level 2 | Fair Value Asset (Liability)
Other
Short-term Debt, Fair Value	(25,000)	(10,000)
Finance Lease, Liability	306,386	411,740
Recurring | Level 1 | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	114,339	134,664
Recurring | Level 1 | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	114,339	134,664
Recurring | Level 2 | Interest Rate Swap Agreements | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	550	0
Derivative Liability	0	(2,405)
Recurring | Level 2 | Interest Rate Swap Agreements | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	550	0
Derivative Liability	0	(2,405)
Recurring | Level 2 | Foreign Currency Contracts | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	58	0
Recurring | Level 2 | Foreign Currency Contracts | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	58	0
Recurring | Level 2 | Forward freight agreements | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	4	0
Recurring | Level 2 | Forward freight agreements | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	4	0
Non-recurring | Level 2 | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant and Equipment, Net	0	59,250
Assets held for sale (note 18)	40,854	31,680
Operating lease right-of-use assets (notes 1 and 9)	0	1,799
Investment in equity private placement	9,174	0
Non-recurring | Level 2 | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant and Equipment, Net	0	59,250
Assets held for sale (note 18)	40,854	31,680
Operating lease right-of-use assets (notes 1 and 9)	0	1,799
Investment in equity private placement	9,174	0
Public [Member] | Level 1 | Carrying Amount Asset (Liability)
Other
Long-term Debt	(239,807)	(235,653)
Public [Member] | Level 1 | Fair Value Asset (Liability)
Other
Long-term Debt, Fair Value	240,963	237,700
Private [Member] | Level 2 | Carrying Amount Asset (Liability)
Other
Long-term Debt	(431,673)	(347,241)
Private [Member] | Level 2 | Fair Value Asset (Liability)
Other
Long-term Debt, Fair Value	$ 436,892	$ 344,043